Goodwill, Key Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018	Oct. 31, 2017
Goodwill [Abstract]
Long-term growth rate		1.00%	1.00%
Pre-tax discount rate (based upon the Groups weighted average cost of capital WACC)		9.70%	11.40%
Discount rate		1.30%
Increase in discount rate		11.00%
Goodwill recoverable amount exceeds carrying value		$ 2,200,000
Change in goodwill recoverable amount exceeds carrying value, due to change in discount rate		0
Goodwill impairment amount	$ 0	$ 0
Micro Focus CGU [Member]
Goodwill [Abstract]
Change in discount rate	2.00%	2.00%
Goodwill impairment amount		$ 0